Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Brands and trademarks	Franchise agreements	Software	Retail Licenses	Total
Cost
Balance at December 31, 2022	80,400	10,000	5,542	750	96,692
Acquisition (note 5(a))	1,500	—	—	—	1,500
Additions	—	—	87	—	87
Dispositions	—	—	(73)	—	(73)
Balance at December 31, 2023	81,900	10,000	5,556	750	98,206
Acquisition (note 5(c))	—	—	—	2,505	2,505
Additions	—	—	33	3,227	3,260
Balance at December 31, 2024	81,900	10,000	5,589	6,482	103,971

Accumulated amortization and impairment
Balance at December 31, 2022	19,317	1,811	679	—	21,807
Amortization	195	1,250	888	—	2,333
Impairment	935	—	—	—	935
Dispositions	—	—	(18)	—	(18)
Balance at December 31, 2023	20,447	3,061	1,549	—	25,057
Amortization	172	1,253	919	245	2,589
Impairment	15,000	—	—	—	15,000
Balance at December 31, 2024	35,619	4,314	2,468	245	42,646

Net book value
Balance at December 31, 2023	61,453	6,939	4,007	750	73,149
Balance at December 31, 2024	46,281	5,686	3,121	6,237	61,325